SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Revenues	$ 16,880		$ 82,958		$ 51,810	$ 164,777	$ 280,653	$ 695,076
Cost of Goods Sold	3,301		39,187		28,481	73,392	159,304	248,556
Gross Profit	13,579		43,771		23,329	91,385	121,349	446,520
Expense
Stock Based Compensation	139,000		536,452		158,900	542,767	3,014,888	1,417,850
Selling and Marketing	155,212		74,212		262,761	200,667	420,511	1,743,427
Depreciation Expense	1,262		1,582		2,653	3,328	5,933	7,299
General and Admin Expenses	611,970		211,116		1,137,652	415,172	1,122,954	3,363,516
Total Expense	1,039,701		919,006		1,832,368	1,358,777	$ 4,976,240	$ 6,917,338
Operating Segment [Member]
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Revenues	16,537	$ 34,872	82,958	$ 81,819	51,409	164,777
Cost of Goods Sold	3,301	25,032	39,187	34,205	28,333	73,392
Gross Profit	13,236	9,840	43,771	47,614	23,076	91,385
Expense
Stock Based Compensation			17,850			17,850
Selling and Marketing	150,881	97,812	74,356	101,897	248,693	176,253
Payroll and Related expenses	54,864	53,947	32,113	18,749	108,811	50,862
Depreciation Expense	1,391	1,391	1,582	1,746	2,782	3,328
General and Admin Expenses	95,864	55,801	53,911	67,949	151,665	121,860
Total Expense	303,000	208,951	179,812	190,341	511,951	370,153
Net Loss from Operations	$ (289,764)	$ (199,111)	$ (136,041)	$ (142,727)	$ (488,875)	$ (278,768)